Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 16, 2022
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38768
Entity Registrant Name	MDJM LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite C-1505, Saidun Center
Entity Address, Address Line Two	Xikang Road, Heping District
Entity Address, City or Town	Tianjin
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Trading Symbol	MDJH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		11,675,216
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001741534
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	RBSM LLP
Auditor Firm ID	587
Auditor Location	New York, New York
Business Contact
Document Information [Line Items]
Contact Personnel Name	Siping Xu
City Area Code	86
Contact Personnel Fax Number	86-2283520851
Local Phone Number	2283520851
Contact Personnel Email Address	charlie.cai@mdjmjh.com